Bank overdrafts, bonds and bank loans - Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of bank overdraft bonds and bank loans [abstract]
Non-current portion of non-current borrowings	[1]	£ 4,047.3	£ 5,634.8	£ 6,250.4

[1]	Figures have been restated, as described in the accounting policies.